Derivatives - Fair Values of Swaps in Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Asset Derivatives	$ 3	$ 1,979
Liability Derivatives	(10,954)	(3,697)
Net Total	(10,951)	(1,718)
Swaps | Prepaid and other current assets
Derivatives, Fair Value [Line Items]
Asset Derivatives		243
Liability Derivatives		(99)
Net Total		144
Swaps | Other current liabilities
Derivatives, Fair Value [Line Items]
Asset Derivatives	3	1,595
Liability Derivatives	(10,954)	(3,347)
Net Total	$ (10,951)	(1,752)
Swaps | Other deferred credits
Derivatives, Fair Value [Line Items]
Asset Derivatives		141
Liability Derivatives		(251)
Net Total		$ (110)